Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023	Jun. 30, 2024 HKD ($)
Concentration and Risk [Line Items]
Credit developers		10.00%
Bank deposits	¥ 500		$ 500
Customer Concentration Risk [Member] | Total Revenue [Member] | Maximum [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	44.00%
Customer Concentration Risk [Member] | Total Revenue [Member] | Minimum [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	12.00%